Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			¥ 1,404,453	¥ 336,889
Additions			46,486	1,203,774
Disposals			(243)	(9,993)
Foreign currency translation difference			7,617	1,452
Amortization expense		$ (28,427)	(184,147)	(127,669)	¥ (58,903)
Ending Balance		196,697	1,274,166	1,404,453	336,889
Purchased software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			67,032	22,773
Additions			22,706	64,778
Disposals				(8,662)
Foreign currency translation difference			380	1,025
Amortization expense			(15,647)	(12,882)
Ending Balance		11,497	74,471	67,032	22,773
Radio Spectrum License
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			95,880	104,013
Foreign currency translation difference			7,237	427
Amortization expense			(9,730)	(8,560)
Ending Balance		14,416	93,387	95,880	104,013
Network Use Right
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			17,834	18,834
Amortization expense			(1,000)	(1,000)
Ending Balance		2,599	16,834	17,834	18,834
Contract Backlog
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		31,514	956
Additions	[1]			34,259
Amortization expense	[1]		(6,588)	(3,701)
Ending Balance	[1]	3,848	24,926	31,514	956
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		677,431	52,870
Additions	[1]			673,227
Amortization expense	[1]		(81,783)	(48,666)
Ending Balance	[1]	91,952	595,648	677,431	52,870
Licenses
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		17,785	3,159
Additions	[1]			15,412
Amortization expense	[1]		(1,266)	(786)
Ending Balance	[1]	2,550	16,519	17,785	3,159
Supplier Relationships
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		141,004	93,287
Additions	[1]			68,042
Amortization expense	[1]		(25,277)	(20,325)
Ending Balance	[1]	17,865	115,727	141,004	93,287
Trade Names
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		229,097	11,985
Additions	[1]			227,014
Amortization expense	[1]		(17,908)	(9,902)
Ending Balance	[1]	32,602	211,189	229,097	11,985
Platform Software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		11,582	15,411
Amortization expense	[1]		(3,829)	(3,829)
Ending Balance	[1]	1,197	7,753	11,582	15,411
Non - Complete Agreement
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		24,198	1,250
Additions	[1]			26,970
Amortization expense	[1]		(5,694)	(4,022)
Ending Balance	[1]	2,857	18,504	24,198	1,250
Favorable Contract
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]			32
Amortization expense	[1]			(32)
Ending Balance	[1]				32
Internal Use Software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			9,854	12,319
Additions			23,780	7,199
Disposals			(243)	(1,331)
Amortization expense			(5,772)	(8,333)
Ending Balance		4,263	27,619	9,854	¥ 12,319
Property management relationship
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		81,242
Additions	[1]			86,873
Amortization expense	[1]		(9,653)	(5,631)
Ending Balance	[1]	$ 11,051	¥ 71,589	¥ 81,242

[1]	Acquired in the acquisitions of subsidiaries